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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX


         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number   811-8452
                                  ---------------------------------------------

                  Nations Balanced Target Maturity Fund, Inc.
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               (Exact name of registrant as specified in charter)

    One Bank of America Plaza, NC1-002-33-31
    Charlotte, NC                                                 28255
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   (Address of principal executive offices)                      (Zip code)

                           Corporation Trust Company
                           Corporation Trust Center
                           1209 Orange Street
                           Wilmington, DE 19801
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                    (Name and address of agent for service)


Registrant's telephone number, including area code:  704-388-9174
                                                   ---------------------------
Date of fiscal year end:   March 31
                        -------------------

Date of reporting period:  June 30, 2004
                         ------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08452
Reporting Period: 07/01/2003 - 06/30/2004
Nations Balanced Target Maturity Fund, Inc.









================= NATIONS BALANCED TARGET MATURITY FUND, INC. ==================


AGERE SYSTEMS INC

Ticker:       AGR.A          Security ID:  00845V100
Meeting Date: FEB 19, 2004   Meeting Type: Annual
Record Date:  DEC 22, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Richard L. Clemmer        For       For        Management
1.2   Elect  Director John T. Dickson           For       For        Management


--------------------------------------------------------------------------------

DIAGEO PLC (FORMERLY GUINNESS PLC)

Ticker:       DEO            Security ID:  25243Q205
Meeting Date: OCT 22, 2003   Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports
2     Approve Remuneration Report               For       For        Management
3     Approve Final Dividend of 15.7 Pence Per  For       For        Management
      Share
4     Reelect Lord Blyth as Director            For       For        Management
5     Reelect Keith Oates as Director           For       For        Management
6     Reelect Paul Walsh as Director            For       For        Management
7     Approve KPMG Audit Plc as Auditors and    For       For        Management
      Authorize Board to Fix Their Remuneration
8     Authorize Issuance of Equity or           For       For        Management
      Equity-Linked Securities without
      Preemptive Rights up to Aggregate Nominal
      Amount of GBP 44,833,003
9     Authorize 309,885,718 Shares for Share    For       For        Management
      Repurchase Program


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SOLECTRON CORP.

Ticker:       SLR            Security ID:  834182107
Meeting Date: JAN 7, 2004    Meeting Type: Annual
Record Date:  NOV 18, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director William A. Hasler          For       For        Management
1.2   Elect Director Michael R. Cannon          For       For        Management
1.3   Elect Director Richard A. D'Amore         For       For        Management
1.4   Elect Director Heinz Fridrich             For       For        Management
1.5   Elect Director William R. Graber          For       For        Management
1.6   Elect Director Dr. Paul R. Low            For       For        Management
1.7   Elect Director C. Wesley M. Scott         For       For        Management
1.8   Elect Director Osamu Yamada               For       For        Management
1.9   Elect Director Cyril Yansouni             For       For        Management
2     Approve Option Exchange Program           For       Against    Management
3     Ratify Auditors                           For       For        Management

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)              Nations Balanced Target Maturity Fund, Inc.
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By (Signature and Title)*   /s/ Gerald Murphy, Chief Financial Officer
                         ------------------------------------------------------

Date   August 17, 2004
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